Revenues and other income - Additional Information (Details) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 04, 2023 USD ($)	Nov. 07, 2023 USD ($)	Jul. 07, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							€ 36,207,000		€ 4,776,000	€ 2,647,000
Current contract liabilities							18,100,000		16,518,000
Current contract assets							2,062,000		0
Capital increases							60,154,000		0	0
Other income							6,150,000		4,776,000	2,637,000
Revenues							€ 30,058,000		0	10,000
Research tax credit utilization period							3 years	3 years
Trade receivables							€ 905,000		101,000
Increase in research tax credit									4,100,000	2,500,000
Subsidies							229,000		135,000	126,000
Bpifrance “PGE”
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies							229,000		135,000	126,000
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues							29,750,000		0	5,000
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues									0	€ 5,000
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, upfront payment license fee			$ 30,000	€ 27,500,000	$ 30,000
Collaboration agreement, success-based payment | $			1,800,000
Revenue							29,600,000	$ 32,300
Revenue related to license grant							27,500,000	30,000
Current contract liabilities							16,000,000					$ 17,700
Contract liability constrained transaction price | $												50,000
Gross contract assets | $												20,000
Current contract assets							2,100,000					2,300
Capital increases | $			30,000
Revenues							(1,600,000)
Trade receivables | $												$ 20,000
Janssen | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues							29,600,000
Janssen | Technology transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues							100,000
Janssen | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues							308,000
Janssen | Tranche one
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital increases | $								5,000
Janssen | Tranche two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital increases | $	$ 4,800	$ 20,200						$ 25,000
Janssen | Top of Range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $			650,000
Collaboration agreement, compensation per indication | $			220,000
Janssen | Top of Range | Nanobiotix Corp.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, compensation per indication | $			$ 220,000
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current contract liabilities							€ 16,500,000
Minimum threshold to provide additional know-how to third party under collaboration agreement							80.00%	80.00%
Collaboration agreement, amount collected							€ 1,600,000
Upfront payment received | $						$ 20,000					$ 20,000
Trade receivables							300,000
Supply Services							2,000,000		€ 500,000
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $						$ 205,000
LianBio, NBTXR3 And Cetuximab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, amount collected							334,300
Other income							€ 1,600,000